Debt	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Debt	Debt
On June 5, 2026, Bell Canada issued, under its 2016 trust indenture, 5.450% Series US-11 Notes, with a principal amount of $650 million in U.S. dollars ($899 million in Canadian dollars), which mature on November 15, 2036. The Series US-11 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 13, Financial assets and liabilities, for additional details.
On June 5, 2026, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $353 million in U.S. dollars ($491 million in Canadian dollars) of its 4.464% Series US-1 Notes, that had an outstanding principal amount of $1,150 million in U.S. dollars ($1,601 million in Canadian dollars), which mature on April 1, 2048
•a principal amount of $98 million in U.S. dollars ($136 million in Canadian dollars) of its 4.300% Series US-2 Notes, that had an outstanding principal amount of $426 million in U.S. dollars ($593 million in Canadian dollars), which mature on July 29, 2049
•a principal amount of $109 million in U.S. dollars ($152 million in Canadian dollars) of its 3.650% Series US-4 Notes, that had an outstanding principal amount of $421 million in U.S. dollars ($587 million in Canadian dollars), which mature on March 17, 2051
•a principal amount of $91 million in U.S. dollars ($127 million in Canadian dollars) of its 2.150% Series US-5 Notes, that had an outstanding principal amount of $417 million in U.S. dollars ($581 million in Canadian dollars), which mature on February 15, 2032
•a principal amount of $84 million in U.S. dollars ($117 million in Canadian dollars) of its 3.200% Series US-6 Notes, that had an outstanding principal amount of $459 million in U.S. dollars ($639 million in Canadian dollars), which mature on February 15, 2052
•a principal amount of $143 million in U.S. dollars ($199 million in Canadian dollars) of its 3.650% Series US-7 Notes, that had an outstanding principal amount of $533 million in U.S. dollars ($742 million in Canadian dollars), which mature on August 15, 2052 for an aggregate cash purchase price of $692 million in U.S. dollars ($963 million in Canadian dollars).
In addition, on the same date, Bell Canada repurchased, pursuant to tender offers:
•a principal amount of $60 million of its 6.55% Series M-3 medium-term notes (MTN) debentures, that had an outstanding principal amount of $200 million, which mature on May 1, 2029
•a principal amount of $301 million of its 4.35% Series M-39 MTN debentures, that had an outstanding principal amount of $395 million, which mature on December 18, 2045
•a principal amount of $367 million of its 4.45% Series M-45 MTN debentures, that had an outstanding principal amount of $400 million, which mature on February 27, 2047
•a principal amount of $345 million of its 2.50% Series M-52 MTN debentures, that had an outstanding principal amount of $1,000 million, which mature on May 14, 2030
•a principal amount of $380 million of its 5.15% Series M-60 MTN debentures, that had an outstanding principal amount of $600 million, which mature on November 14, 2028 for an aggregate cash purchase price of $1,422 million.
As a result of these cash tender offers, in Q2 2026, we recognized early debt redemption gains of $89 million, which were recorded in Other income (expense) in the income statements, primarily due to the fair value discount, offset by losses on terminated cross currency interest rate swaps and recognition of unamortized debt issue costs related to these debt securities.
On June 3, 2026, Bell Canada issued, under its 1997 trust indenture, 4.70% Series M-69 MTN debentures, with a principal amount of $900 million, which mature on November 15, 2036. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.30% Series M-70 MTN debentures, with a principal amount of $700 million, which mature on June 3, 2056.
On March 30, 2026, Bell Canada issued, under its 1997 trust indenture, 4.40% Series M-68 MTN debentures, with a principal amount of $750 million, which mature on March 30, 2033.
On February 12, 2026, Bell Canada issued, under its Canadian subordinated trust indenture dated as of March 27, 2025 as supplemented and amended from time to time (2025 Canadian Subordinated Indenture), Fixed-to-Fixed Rate Junior Subordinated Notes, Series D (Series D Notes), with a principal amount of $750 million, which initially bear interest at an annual rate of 5.375% and reset every five years starting on May 12, 2031 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.388%, provided that the interest rate during any five-year interest period will not reset below 5.375%, which mature on May 12, 2056. Additionally, on the same date, Bell Canada issued, under its 2025 Canadian Subordinated Indenture, Fixed-to-Fixed Rate Junior Subordinated Notes, Series E (Series E Notes), with a principal amount of $750 million, which initially bear interest at an annual rate of 5.875% and reset every five years starting on May 12, 2036 at an annual rate equal to the five-year Government of Canada yield plus a spread of 2.440%, provided that the interest rate during any five-year interest period will not reset below 5.875%, which mature on May 12, 2056. Bell Canada may redeem either of the Series D Notes or Series E Notes, in whole or in part, at a redemption price equal to 100% of the principal amount commencing on the applicable first reset dates.
The Series M-68, M-69, M-70 MTN debentures, the Series US-11 Notes and the Series D Notes and Series E Notes are fully and unconditionally guaranteed by BCE.
Credit facilities
On January 28, 2026, a fourth loan advance of $102 million in U.S. dollars ($139 million in Canadian dollars) was made under the unsecured committed term loan agreement of $700 million in U.S. dollars ($972 million in Canadian dollars) that Bell Canada entered into on April 14, 2025, to finance certain purchase obligations. On April 13, 2026, a fifth loan advance of $110 million in U.S. dollars ($152 million in Canadian dollars) was made. As a result, the $700 million in U.S. dollars ($972 million in Canadian dollars) term loan facility is fully drawn. The term loans are repayable in multiple periodic installments between July 2026 until maturity of the credit facility in April 2029. The loan advances have been hedged for foreign currency fluctuations.
Principal lease payments
Total principal payment on lease liabilities included in Repayment of long-term debt in the consolidated statements of cash flows was $258 million and $278 million for the three months ended June 30, 2026 and 2025, respectively, and $499 million and $582 million for the six months ended June 30, 2026 and 2025, respectively.